Long-term loans (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Long term Loans
A.	Composition of long-term loans from banks:

NIS in thousands

Long-term credit from banks	113,979
Current maturities of long-term loans	19,279
133,258

Schedule of Information on Material Loans

B.	Information on material loans

	Original loan amount	Interest Rate	Loans Period (years)	December 31, 2024	December 31, 2023
	NIS thousands			NIS thousands
Long-term material loans from bank	132,000	Prime rate plus a spread of 1.5%-2.56%	1.5-5.5	123,508	113,471

Less current maturities				(15,594)	(44,762)
Total				107,914	68,709